Income taxes - Schedule of Tax Losses Carried Forward for Which No Deferred Tax Assets (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Detailed Information About Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Unused tax losses for which no deferred tax asset recognised	€ 279,744	€ 266,578
Expiry within 1 year
Disclosure Of Detailed Information About Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Unused tax losses for which no deferred tax asset recognised	9,793	13,462
Expiry 1-5 years
Disclosure Of Detailed Information About Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Unused tax losses for which no deferred tax asset recognised	15,211	36,787
Expiry over 5 years
Disclosure Of Detailed Information About Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Unused tax losses for which no deferred tax asset recognised	27,022	39,319
No expiration
Disclosure Of Detailed Information About Unused Tax Losses For Which No Deferred Tax Asset Recognised [Line Items]
Unused tax losses for which no deferred tax asset recognised	€ 227,718	€ 177,010